Segment information - Geographical area (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of Operating Results by Geographical Areas

3.Segment information - Geographical area

Second Quarter	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2024	6,732	5,924	3,435	16,091
2025	6,335	5,488	3,536	15,359
Change (%)	(5.9)	(7.4)	2.9	(4.6)

First Half	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2024	13,370	11,463	6,284	31,117
2025	12,795	10,903	6,429	30,127
Change (%)	(4.3)	(4.9)	2.3	(3.2)